Guarantees and commitments (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease commitments (CHF million)
2013	677
2014	593
2015	515
2016	464
2017	411
Thereafter	3,503
Future operating lease commitments	6,163
Less minimum non-cancellable sublease rentals	355
Total net future minimum lease commitments	5,808
Rental expense for operating leases (CHF million)
Minimum rental expense	631	554	625
Sublease rental income	(98)	(97)	(123)
Total net expenses for operating leases	533	457	502
Bank
Lease commitments (CHF million)
2013	673
2014	592
2015	514
2016	463
2017	411
Thereafter	3,502
Future operating lease commitments	6,155
Less minimum non-cancellable sublease rentals	353
Total net future minimum lease commitments	5,802
Rental expense for operating leases (CHF million)
Minimum rental expense	629	549	620
Sublease rental income	(97)	(96)	(122)
Total net expenses for operating leases	532	453	498